Annual Total Returns - Fidelity SAI International Value Index Fund [BarChart] - 10.31 Fidelity SAI International Value Index Fund PRO-07 - Fidelity SAI International Value Index Fund	Dec. 30, 2021
Bar Chart Table:
Annual Return, Inception Date	Dec. 19, 2017
Fidelity SAI International Value Index Fund
Bar Chart Table:
Annual Return 2018	(16.11%)
Annual Return 2019	17.26%
Annual Return 2020	(3.93%)